Provisions, income tax liabilities and other liabilities - Summary of Net Pre-tax Actuarial Loss (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Net pre-tax actuarial loss	€ (2,738)	€ (3,423)	€ (3,160)